Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2016
Short-Term and Long-Term Debt

14. Short-Term and Long-Term Debt

Short-term debt consists of borrowings from financial institutions and commercial paper.

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2015 and 2016 are as follows:

March 31, 2015

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥16,778	0.5%
Short-term debt outside Japan, mainly from banks	178,386	2.4
Commercial paper in Japan	78,072	0.2
Commercial paper outside Japan	11,549	4.0

	¥284,785	1.7

March 31, 2016

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥80,846	0.5%
Short-term debt outside Japan, mainly from banks	166,417	2.2
Commercial paper in Japan	94,786	0.1
Commercial paper outside Japan	7,575	4.0

	¥349,624	1.3

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2015 and 2016 are as follows:

March 31, 2015

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2016~2031	¥485,910	1.7%
Floating rate	2016~2032	1,622,729	1.0
Insurance companies and others:
Fixed rate	2016~2025	328,639	1.2
Floating rate	2017~2028	250,156	0.7
Unsecured bonds	2016~2025	1,118,766	1.8
Unsecured notes under medium-term note program	2016~2018	35,110	2.9
Payables under securitized lease receivables	2020~2021	157,773	0.5
Payables under securitized loan receivables and investment in securities	2018~2039	133,862	3.2

		¥4,132,945	1.4

March 31, 2016

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2017~2033	¥521,491	1.8%
Floating rate	2017~2033	1,601,178	0.9
Insurance companies and others:
Fixed rate	2018~2027	342,720	1.0
Floating rate	2017~2026	259,306	0.8
Unsecured bonds	2017~2025	877,504	1.1
Unsecured notes under medium-term note program	2017~2021	62,653	2.7
Payables under securitized lease receivables	2020~2021	129,005	0.3
Payables under securitized loan receivables and investment in securities	2017~2039	147,049	2.6

		¥3,940,906	1.1

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2016 is as follows:

Years ending March 31,	Millions of yen
2017	¥858,090
2018	759,484
2019	612,900
2020	400,214
2021	441,672
Thereafter	868,546

Total	¥3,940,906

For borrowings from banks, insurance companies and other financial institutions, for bonds, and for medium-term notes, principal repayments are made upon maturity of the loan contracts and interest payments are usually paid semi-annually.

During fiscal 2014, 2015 and 2016, the Company and certain subsidiaries recognized net amortization expenses of premiums and discounts of bonds and medium-term notes, and deferred issuance costs of bonds and medium-term notes in the amount of ¥618 million, ¥367 million and ¥1,085 million, respectively.

Total committed credit lines for the Company and its subsidiaries were ¥475,553 million and ¥464,677 million at March 31, 2015 and 2016, respectively, and, of these lines, ¥419,356 million and ¥389,903 million were available at March 31, 2015 and 2016, respectively. Of the available committed credit lines, ¥274,980 million and ¥380,062 million were long-term committed credit lines at March 31, 2015 and 2016, respectively.

Some of the debt and commitment contracts contain covenant clauses, and some of these include financial restrictions, such as maintenance of certain ORIX Corporation shareholders’ equity ratios. As of March 31, 2016, the Company and its subsidiaries were in compliance with such objective covenant requirements.

The agreements related to debt payable to banks provide that the banks under certain circumstances may request additional security for loans and have the right to offset cash deposited against any short-term or long-term debt that becomes due and, in case of default and certain other specified events, against all other debt payable to the banks.

Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 11 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2016:

Millions of yen
Minimum lease payments, loans and investment in operating leases	¥106,118
Investment in securities	177,266
Property under facility operations	8,781
Other assets and other	17,079

¥309,244

As of March 31, 2016, investment in securities of ¥25,808 million was pledged for primarily collateral deposits. In addition, debt liabilities of affiliates amounted to ¥184,950 million was secured by investment in affiliates of ¥32,097 million as of March 31, 2016.

Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at any time if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of March 31, 2016.